UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 1999.

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               (Please read instructions before preparing form.)
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If amended report check here: |_|

Union National Bank & Trust Company of Souderton
Name of Institutional Investment Manager

P.O. Box 197, Trust Department          Souderton       PA           18964
Business Address  (Street)              (City)          (State)      (Zip)

Darren G. Johnson         (215) 721-2549      Assistant Trust Officer
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
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                 Intentional misstatements or omissions of facts
                    constitute Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78FF(a).
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     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Souderton and State of Pennsylvania on the 26 day of April, 1999.

                                      Union National Bank & Trust Co.
                                 --------------------------------------------
                                 (Name of Institutional Investment Manager)

                                      /s/ Darren G. Johnson
                                 --------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                        13F File No.:       Name:                                       13F File No.:
-------------------------------------------- -----------------   ------------------------------------------- ------------------
1.  Union National Bank & Trust Co.                              6.
-------------------------------------------- -----------------   ------------------------------------------- ------------------
2.                                                               7.
-------------------------------------------- -----------------   ------------------------------------------- ------------------
3.                                                               8.
-------------------------------------------- -----------------   ------------------------------------------- ------------------
4.                                                               9.
-------------------------------------------- -----------------   ------------------------------------------- ------------------
5.                                                               10.
-------------------------------------------- -----------------   ------------------------------------------- ------------------

13 F - Union National Bank & Trust Co. (as of 3/31/99)

                                                                            Market                      Investment Discretion
Name of Issuer                        Class        Cusip No.                Value          Shares         Sole          Shared
A T & T Corp                         Common        001957109              4,740,418        59,394        46,831         12,563
Abbott Laboratories                  Common        002824100                299,600         6,400         3,600          2,800
Airtouch Communications              Common        00949T100                317,316         3,284         1,784          1,500
Allied Signal Inc                    Common        019512102                415,930         8,456         7,056          1,400
America Online Inc.                  Common        02364J104                396,900         2,700         2,700              0
American Express Co                  Common        025816109                433,791         3,684         3,584            100
American Home Products               Common        026609107                775,170        11,880         9,880          2,000
American Intl Group Inc              Common        026874107              9,105,740        75,488        67,200          8,288
Ameritech                            Common        030954101                522,756         9,072         3,616          5,456
Asthma Disease Management            Common        04622X107                  4,576        29,335        29,335              0
Atlantic Richfield Co                Common        048825103                590,558         8,076         3,800          4,276
Automatic Data Processing            Common        053015103                906,113        21,900        20,800          1,100
Bankamerica Corp New                 Common        06605F102              2,899,156        41,050        33,950          7,100
Bell Atlantic Corp                   Common        077853109              2,460,065        47,595        35,919         11,676
BellSouth Corp                       Common        079860102              1,189,055        29,680        14,952         14,728
Bestfoods                            Common        08658U101                955,040        20,320         6,000         14,320
Bristol Meyers Squibb Co             Common        110122108              5,707,382        89,004        72,400         16,604
Burlington Northern Santa            Common        12189T104                407,650        12,400        10,600          1,800
Chase Manhattan Corp                 Common        16161A108                254,053         3,122           200          2,922
Chevron Corp                         Common        166751107              1,992,438        22,450        20,250          2,200
Cisco Systems Inc                    Common        17275R102              3,210,181        29,300        26,150          3,150
Citigroup Inc.                       Common        172967101                601,192         9,412         1,250          8,162
Coca Cola Co                         Common        191216100              3,788,065        61,720        35,800         25,920
Colgate Palmolive Co                 Common        194162103              1,812,400        19,700        17,600          2,100
Compaq Computer Corp                 Common        204493100                649,594        20,500        15,300          5,200
Conectiv Inc.                        Common        206829103                207,022        10,685         4,750          5,935
CSX Corp                             Common        126408103                227,395         5,840         3,200          2,640
Dayton Hudson Corp                   Common        239753106              2,105,350        31,600        29,200          2,400
Disney (Walt) Co.                    Common        254687106              4,936,425       158,600       126,500         32,100
Du Pont De Nemours Ei Co             Common        263534109              5,879,177       101,256        79,000         22,256
Emerson Elec Co                      Common        291011104                201,163         3,800             0          3,800
Energy East Corp.                    Common        29266M109                266,807         5,076         1,400          3,676

                                          Voting Authority (all shares)
Name of Issuer                         Sole           Shared        Other
A T & T Corp                          20,845              0        44,367
Abbott Laboratories                    3,600              0         2,800
Airtouch Communications                1,744              0         2,351
Allied Signal Inc                      3,500              0         5,556
America Online Inc.                      500              0         2,500
American Express Co                    2,000              0         1,884
American Home Products                 8,700              0         5,600
American Intl Group Inc               24,530              0        52,775
Ameritech                              4,454              0         5,539
Asthma Disease Management             29,335              0             0
Atlantic Richfield Co                  3,036              0         6,800
Automatic Data Processing              9,800              0        12,100
Bankamerica Corp New                  11,215              0        31,676
Bell Atlantic Corp                    17,985              0        39,054
BellSouth Corp                        15,436              0        31,466
Bestfoods                              9,920              0        10,400
Bristol Meyers Squibb Co              27,600              0        66,304
Burlington Northern Santa              3,300              0         9,718
Chase Manhattan Corp                     290              0         2,832
Chevron Corp                          10,000              0        16,250
Cisco Systems Inc                     14,840              0        19,850
Citigroup Inc.                         5,800              0         4,312
Coca Cola Co                          16,400              0        49,671
Colgate Palmolive Co                  14,000              0         6,700
Compaq Computer Corp                   9,130              0        18,300
Conectiv Inc.                          5,160              0         5,615
CSX Corp                               2,240              0         3,600
Dayton Hudson Corp                    15,900              0        17,123
Disney (Walt) Co.                     49,120              0       120,025
Du Pont De Nemours Ei Co              36,626              0        67,500
Emerson Elec Co                        5,700              0             0
Energy East Corp.                      1,876              0         3,200

Exxon Corp                           Common        302290101              3,577,519        50,700        33,720         16,980
Federal National Mortgage            Common        313586109              4,300,425        62,100        56,600          5,500
First Union Corp                     Common        337358105             12,422,679       232,471       147,752         84,719
Ford Motor Co                        Common        345370100                567,328        10,008         5,928          4,080
General Electric Co                  Common        369604103             16,028,677       144,892       109,228         35,664
General Motors Corp                  Common        370442105                462,753         5,319         2,709          2,610
Gillette Co                          Common        375766102              2,698,463        45,400        30,400         15,000
Goodyear Tire & Rubber Co            Common        382550101                376,184         7,552         1,000          6,552
GTE Corp                             Common        362320103              1,320,352        21,824        16,976          4,848
Harleysville National Corp           Common        412850109              5,194,643       145,305        94,146         51,159
Harleysville Savings Bank            Common        412856106                555,522        33,668        23,109         10,559
Heinz H J Co                         Common        423074103                561,394        11,850         8,250          3,600
Hewlett Packard Co                   Common        428236103                434,000         6,400         2,300          4,100
Intel Corp                           Common        458140100              5,908,181        49,701        40,001          9,700
Intl Business Machines Co            Common        459200101              5,123,234        28,904        25,004          3,900
Johnson & Johnson                    Common        478160104              8,427,716        90,136        72,416         17,720
Kimberly Clark Corp                  Common        494368103                234,894         4,900         2,900          2,000
Kroger & Co                          Common        501044101                550,850         9,200         9,200              0
Lilly Eli & Co                       Common        532457108                280,088         3,300         3,300              0
Lucent Technologies Inc.             Common        549463107              9,559,296        88,512        66,848         21,664
Mcgraw Hill Inc                      Common        580645109              2,926,650        53,700        46,200          7,500
MCI Worldcom Inc.                    Common        55268B106                765,711         8,646         7,400          1,246
MediaOne Group Inc.                  Common        58440J104                519,934         8,196         6,624          1,572
Medtronic Inc                        Common        585055106                639,688         8,900         8,900              0
Mellon Bank Corp                     Common        585509102                429,991         6,110         2,366          3,744
Merck & Co Inc                       Common        589331107             11,984,937       149,578       107,870         41,708
Microsoft Corporation                Common        594918104             14,429,625       161,000       136,300         24,700
Mobil Corp                           Common        607059102              3,782,936        42,988        26,352         16,636
Morgan Stanley Dean Witter           Common        617446448              5,316,675        53,200        43,300          9,900
National Penn Bancshares             Common        637138108                428,323        17,306         2,894         14,412
Peco Energy Co                       Common        693304107                873,200        18,880           769         18,111
Pennrock Financial Services          Common        708352109                212,828         9,459             0          9,459
Pepsico Inc                          Common        713448108                286,069         7,300         6,900            400
Pfizer Inc                           Common        717081103                457,875         3,300         3,300              0
PNC Bank Corp.                       Common        693475105              1,681,887        30,270        20,404          9,866
PP & L Resources, Inc                Common        693499105              3,014,055       121,780        64,630         57,150
PPG Industries, Inc.                 Common        693506107                369,205         7,204         1,104          6,100


Exxon Corp                              15,586              0        41,265
Federal National Mortgage               18,040              0        47,300
First Union Corp                        40,552              0       196,526
Ford Motor Co                            6,220              0         5,821
General Electric Co                     56,912              0        96,151
General Motors Corp                      2,267              0        16,052
Gillette Co                             12,810              0        35,000
Goodyear Tire & Rubber Co                1,000              0         6,652
GTE Corp                                 9,300              0        15,724
Harleysville National Corp              32,722              0       119,061
Harleysville Savings Bank               14,528              0        39,022
Heinz H J Co                             3,950              0        29,000
Hewlett Packard Co                       1,700              0         5,200
Intel Corp                              20,391              0        34,450
Intl Business Machines Co               10,864              0        20,161
Johnson & Johnson                       30,036              0        63,351
Kimberly Clark Corp                      2,100              0        26,000
Kroger & Co                              2,700              0         6,500
Lilly Eli & Co                           1,560              0         2,000
Lucent Technologies Inc.                32,200              0        61,723
Mcgraw Hill Inc                         22,700              0        31,600
MCI Worldcom Inc.                        5,545              0         5,046
MediaOne Group Inc.                      4,084              0         4,972
Medtronic Inc                            5,050              0         5,600
Mellon Bank Corp                         2,768              0         3,342
Merck & Co Inc                          63,607              0       114,064
Microsoft Corporation                   47,360              0       121,500
Mobil Corp                              22,488              0        34,390
Morgan Stanley Dean Witter              18,900              0        37,078
National Penn Bancshares                17,307              0             0
Peco Energy Co                          18,580              0           500
Pennrock Financial Services              2,303              0         7,156
Pepsico Inc                              2,100              0         9,080
Pfizer Inc                               1,990              0         2,850
PNC Bank Corp.                          15,690              0        19,282
PP & L Resources, Inc                   77,338              0        52,771
PPG Industries, Inc.                     7,604              0             0

Procter & Gamble Co                  Common        742718109              6,558,091        66,962        58,662          8,300
Providian Financial Corporation      Common        74406A102                715,000         6,500         6,500              0
Public Service Enterprises           Common        744573106              1,064,095        27,865         1,460         26,405
QNB Corp                             Common        74726N107                477,098        12,808        12,808              0
Royal Dutch Petroleum N.Y            Common        780257804                260,000         5,000         1,500          3,500
SBC Communications                   Common        78387G103              2,765,177        58,600        39,510         19,090
Schering-Plough Corp                 Common        806605101                519,350         9,400         9,400              0
Schlumberger Ltd                     Common        806857108              1,143,563        19,000        16,400          2,600
Smithkline Beecham PLC               Common        832378301                464,750         6,500         3,600          2,900
Sprint Corp Common                   Common        852061100              1,471,875        15,000        14,500            500
Staples Inc                          Common        855030102                816,944        24,850        24,550            300
STV Group Inc                        Common        784847105             18,561,456     2,495,658             0      2,495,658
Texaco Inc                           Common        881694103              2,437,413        42,950        35,850          7,100
Thistle Group Holdings               Common        88431E103                212,500        25,000        25,000              0
Time Warner, Inc.                    Common        887315109                892,238        12,600        12,100            500
U.S. West, Inc. New                  Common        91273H101                239,068         4,342         2,914          1,428
UCBH Holdings, Inc.                  Common        90262T308                183,329        13,333        13,333              0
United Technologies Corp             Common        913017109                460,488         3,400         3,400              0
Univest Corporation of PA            Common        915271100             20,135,871       644,348       440,297        204,051
Walgreen Co                          Common        931422109              3,336,325       118,100       103,500         14,600
Warner Lambert Co                    Common        934488107                238,500         3,600         3,600              0
Wells Fargo & Company (New)          Common        949746101                350,625        10,000         7,300          2,700

                                      TOTAL                             248,266,020
Procter & Gamble Co                       20,202              0        49,300
Providian Financial Corporation            1,900              0         5,000
Public Service Enterprises                26,115              0         1,750
QNB Corp                                   7,500              0         5,308
Royal Dutch Petroleum N.Y                  4,440              0         3,200
SBC Communications                        20,412              0        52,891
Schering-Plough Corp                       8,810              0         5,800
Schlumberger Ltd                           6,140              0        16,100
Smithkline Beecham PLC                     6,500              0             0
Sprint Corp Common                         4,500              0        11,200
Staples Inc                               12,610              0        15,550
STV Group Inc                          2,495,658              0             0
Texaco Inc                                 6,670              0        37,872
Thistle Group Holdings                    50,000              0             0
Time Warner, Inc.                          5,550              0         8,200
U.S. West, Inc. New                        2,463              0         2,931
UCBH Holdings, Inc.                       13,333              0             0
United Technologies Corp                   2,300              0         1,100
Univest Corporation of PA                711,318              0       534,735
Walgreen Co                               37,050              0        84,900
Warner Lambert Co                          3,170              0         2,050
Wells Fargo & Company (New)                5,370              0         7,500